January 17, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Variable Portfolios, Inc. (the “Registrant”)
1933 Act File No. 33-14567, Post-Effective Amendment No. 59
1940 Act File No. 811-5188, Amendment No. 59

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 59 and 1940 Act Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A.

The principal purposes of this amendment are to: (i) add a new class of shares (Class II) to VP Capital Appreciation Fund (the “Fund”), and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this letter a request for selective review of this amendment pursuant to Investment Company Act Release No. 13768.  The Staff has previously had opportunities to review and comment on the Registrant’s prospectuses and statement of additional information.

The Staff’s most recent opportunity to review and comment on the Registrant’s prospectuses was in connection with Post-Effective Amendment No. 49, filed on February 22, 2010, pursuant to Rule 485(a) (File Nos. 33-14567; 811-5188).  The purpose of that amendment was to add a summary section to each of the Registrant’s prospectuses to incorporate new Form N-1A disclosure items.  In connection with Post-Effective Amendment No. 49, the Staff had the opportunity to review and comment on the prospectus of the Fund as well as the prospectuses of several other funds of the Registrant that include Class II shares.

The Staff’s most recent opportunity to review and comment on the Registrant’s statement of additional information was in connection with Post-Effective Amendment No. 52, filed on February 7, 2011, pursuant to Rule 485(a) (File Nos. 33-14567; 811-5188).  The purpose of that amendment was to launch a new fund.

Please note that the Class II-related disclosures appearing in this Post-Effective Amendment No. 59 are similar to the Class II-related disclosures that the Staff has reviewed for several other funds of the Registrant.  Please note also that the only material differences between the prospectus for Class II of the Fund and the existing prospectus for Class I of the Fund (filed in connection with Post-Effective Amendment No. 57 on April 11, 2013, pursuant to Rule 485(b) (File Nos. 33-14567; 811-5188) and reviewed by the Staff in similar form in 2010 in connection with the Registrant’s Post-Effective Amendment No. 49) relate to added disclosure regarding Class II, including fees and expenses, the multiple class structure, and the 12b-1 plan.  All differences between the two

P.O. Box 418210, 4500 Main Street, Kansas City, MO 64141-9210	1-800-345-2021 or 816-531-5575	americancentury.com

Securities and Exchange Commission
January 17, 2014

prospectuses not related to the addition of Class II are non-material changes that could otherwise be included in a Rule 485(b) filing.

    The differences between the Registrant’s statement of additional information included in this Post-Effective Amendment No. 59 and the statement of additional information of the Registrant filed in connection with its Post-Effective Amendment No. 57 in April 2013 are attributable to disclosure related to the Fund’s new Class II and to the non-material changes referenced above.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3263.

Sincerely,

/s/ Elizabeth L. Richards
Elizabeth L. Richards
Corporate Counsel